UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07655
Driehaus Mutual Funds

(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Stockholders is attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
President

A.R. Umans
Chairman of the Board

Francis J. Harmon
Trustee

Daniel F. Zemanek
Trustee

Robert H. Gordon
Senior Vice President

Michelle L. Cahoon
Vice President & Treasurer

Janet L. McWilliams
Assistant Vice President &
Chief Compliance Officer

Diane J. Drake
Secretary

Kelly C. Dehler
Assistant Secretary

William H. Wallace
Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611

Administrator

PNC Global Investment Servicing (U.S.) Inc.
4400 Computer Drive
Westborough, MA 01581

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02862

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245

Semi-Annual Report to Shareholders
June 30, 2008

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund
Driehaus International Equity Yield Fund
Driehaus International Small Cap Growth Fund
Driehaus Global Growth Fund

 Distributed by:
Driehaus Securities LLC
This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Table of Contents

Driehaus International Discovery Fund
Performance Overview	1
Schedule of Investments	2

Driehaus Emerging Markets Growth Fund
Performance Overview	10
Schedule of Investments	11

Driehaus International Equity Yield Fund
Performance Overview	18
Schedule of Investments	19

Driehaus International Small Cap Growth Fund
Performance Overview	27
Schedule of Investments	28

Driehaus Global Growth Fund
Performance Overview	35
Schedule of Investments	36

Each Fund section includes:
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements	43

Fund Expense Examples	53

Board Considerations in Connection with the Approval of the Investment Advisory Agreement for the Driehaus Global Growth Fund	55

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Semi-Annual Report to Shareholders
June 30, 2008

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Equity Yield Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus International Discovery Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 6/30/08	1 Year	3 Years	5 Years	(12/31/98 - 6/30/08)
Driehaus International Discovery Fund (DRIDX)[1]	4.42%	25.11%	25.42%	24.40%
MSCI AC World ex USA Index[2]	−6.23%	16.13%	19.39%	7.90%
MSCI AC World ex USA Growth Index[3]	−1.07%	17.66%	18.78%	5.82%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 95.6%

EUROPE — 59.6%

United Kingdom — 11.9%
Aggreko PLC	879,914	$12,873,154
Aveva Group PLC	208,795	6,404,625
BG Group PLC	542,712	14,128,561
Chemring Group PLC	72,499	3,416,644
Chloride Group PLC	700,712	3,628,823
Game Group PLC	1,564,353	9,051,776
ICAP PLC	1,265,580	13,662,866
Petrofac, Ltd.	769,265	11,315,647
The Weir Group PLC	780,860	14,589,115
Wellstream Holdings PLC**	481,759	12,474,585

		101,545,796

Russia — 7.4%
Evraz Group SA — GDR	143,548	16,723,342
Mechel — ADR	211,355	10,470,527
Uralkali — GDR	170,650	12,406,255
Vimpel-Communications — SP ADR	466,838	13,855,752
Wimm-Bill-Dann Foods — ADR**	91,869	9,666,456

		63,122,332

Switzerland — 6.6%
ABB, Ltd.**	588,056	16,728,410
Lonza Group AG	108,546	15,056,501
Syngenta AG	51,251	16,668,929
Temenos Group AG**	252,424	7,820,684

		56,274,524

Germany — 5.8%
GEA Group AG	236,108	8,341,883
K+S AG	21,641	12,480,868
SGL Carbon AG**	247,534	17,378,123
Vossloh AG	87,377	11,390,899

		49,591,773

Netherlands — 3.2%
Fugro NV — CVA	195,290	16,680,547
Koninklijke Vopak NV	156,429	10,602,810

		27,283,357

Norway — 3.2%
Seadrill, Ltd.	398,400	12,183,068
Yara International ASA	169,950	15,048,977

		27,232,045

Spain — 3.1%
Grifols SA	445,469	14,230,825
Tecnicas Reunidas SA	144,034	12,075,779

		26,306,604

Austria — 2.6%
Flughafen Wien AG	78,380	7,478,395
Oesterreichische Elektrizitaetswirtschafts AG — A	167,761	15,034,411

		22,512,806

France — 2.4%
Alstom SA	70,359	16,247,685
UbiSoft Entertainment SA**	47,893	4,202,344

		20,450,029

Sweden — 2.3%
Oriflame Cosmetics SA — SDR	193,550	12,453,507
Saab AB — B	297,600	7,511,096

		19,964,603

Denmark — 2.2%
Novo Nordisk AS — B	280,750	18,374,467

Czech Republic — 2.0%
Central European Media Enterprises, — A**	68,996	6,246,208
CEZ AS	74,366	6,598,176
Komercni Banka AS	17,000	3,955,743

		16,800,127

Finland — 1.7%
Nokian Renkaat OYJ	309,275	14,851,667

Greece — 1.6%
Coca-Cola Hellenic Bottling Co. SA	287,285	7,825,094
DryShips, Inc.	25,337	2,031,521
National Bank of Greece SA	89,668	4,040,524

		13,897,139

Luxembourg — 1.5%
Millicom International Cellular SA	123,575	12,790,013

Italy — 1.3%
Trevi Finanziaria SpA	436,760	11,208,848

Belgium — 0.5%
Hansen Transmissions International**	795,963	4,264,794

Ireland — 0.3%
Paddy Power PLC	75,781	2,394,629

Total EUROPE		508,865,553

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

FAR EAST — 17.4%

Australia — 9.7%
Boart Longyear Group	6,090,834	$13,020,962
CSL, Ltd.	456,978	15,639,575
Incitec Pivot, Ltd.	75,821	13,446,915
Leighton Holdings, Ltd.	316,350	15,421,273
Mount Gibson Iron, Ltd.**	1,387,229	4,149,198
OneSteel, Ltd.	1,062,211	7,576,091
WorleyParsons, Ltd.	367,850	13,350,970

		82,604,984

Japan — 4.4%
Capcom Co., Ltd.	246,000	7,181,805
Chiyoda Corp.	254,000	2,760,428
Foster Electric Co., Ltd.	198,100	3,723,761
Kawasaki Kisen Kaisha, Ltd.	597,000	5,605,396
Kuraray Co., Ltd.	213,000	2,539,511
Nintendo Co., Ltd.	24,300	13,707,868
Shinko Plantech Co., Ltd.	108,900	1,683,984

		37,202,753

Indonesia — 1.7%
PT Bumi Resources Tbk	16,200,498	14,408,252

South Korea — 1.4%
LG Electronics, Inc.	73,672	8,345,808
MegaStudy Co., Ltd.	12,854	4,069,829

		12,415,637

China — 0.2%
Rexcapital Financial Holdings, Ltd.**	20,050,000	2,005,707

Total FAR EAST		148,637,333

NORTH AMERICA — 11.6%

Canada — 9.7%
Agnico-Eagle Mines, Ltd.	126,693	9,503,528
Major Drilling Group International, Inc.**	93,167	4,568,353
Potash Corp. of Saskatchewan, Inc.	83,572	19,388,671
Research In Motion, Ltd.**	140,759	16,521,962
Shoppers Drug Mart Corp.	185,316	10,157,214
SNC-Lavalin Group, Inc.	115,201	6,328,881
Timminco, Ltd.**	67,326	1,807,113
Yamana Gold, Inc.	870,408	14,476,924

		82,752,646

Mexico — 1.9%
America Movil SAB de CV — L — ADR	160,996	8,492,539
Desarrolladora Homex SAB de CV**	831,800	8,145,318

		16,637,857

Total NORTH AMERICA		99,390,503

SOUTH AMERICA — 5.1%

Brazil — 3.6%
Cyrela Brazil Realty SA	963,000	13,287,730
Petroleo Brasileiro SA — ADR	248,511	17,602,034

		30,889,764

Peru — 1.5%
Credicorp, Ltd.	158,527	13,018,237

Total SOUTH AMERICA		43,908,001

AFRICA — 1.0%

South Africa — 1.0%
Murray & Roberts Holdings, Ltd.	764,459	8,493,013

Total AFRICA		8,493,013

MIDDLE EAST — 0.9%

Israel — 0.9%
Israel Chemicals, Ltd.	341,388	7,954,672

Total MIDDLE EAST		7,954,672

Total EQUITY SECURITIES (Cost $680,801,016)		817,249,075

TOTAL INVESTMENTS (COST $680,801,016)	95.6%	$817,249,075
Other Assets in excess of Liabilities	4.4%	37,402,033

Net Assets	100.0%	$854,651,108

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$683,168,965

Gross Appreciation	$156,889,171
Gross Depreciation	(22,809,061)

Net Appreciation	$134,080,110

** Non-income producing security
ADR — American Depository Receipt

CVA —	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
GDR — Global Depository Receipt
SDR — Swedish Depository Receipt
SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2008 (unaudited)

Regional Weightings*

Western Europe	50.2%
Asia/Far East Ex-Japan	13.0%
North America	11.6%
Eastern Europe	9.4%
South America	5.1%
Japan	4.4%
Africa	1.0%
Middle East	0.9%

Top Ten Holdings*

Potash Corp. of Saskatchewan, Inc.	2.3%
Novo Nordisk AS — B	2.1%
Petroleo Brasileiro SA — ADR	2.1%
SGL Carbon AG	2.0%
ABB, Ltd.	2.0%
Evraz Group SA — GDR	2.0%
Fugro NV — CVA	2.0%
Syngenta AG	2.0%
Research In Motion, Ltd.	1.9%
Alstom SA	1.9%

*	All percentages are stated as a percent of net assets at June 30, 2008.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments by Industry
June 30, 2008 (unaudited)

Percent of
Industry	Net Assets

Aerospace	0.9%
Automobiles	1.7%
Banking	2.5%
Basic Industries/Multi-Industry	2.5%
Beverages & Tabacco	0.9%
Building Materials	2.2%
Business & Public Services	3.2%
Capital Goods/Multi-Industry	0.5%
Chemicals	10.3%
Communications	0.7%
Construction	4.5%
Consumer Services/Multi-Industry	0.5%
Electrical & Electronics	3.4%
Electrical Utilities	2.6%
Electronic Components	3.0%
Electronic Systems/Devices	1.9%
Energy Equipment	4.0%
Energy/Multi-Industry	3.2%
Energy Sources	3.1%
Finance/Multi-Industry	0.9%
Financial Services	1.8%
Food Processors	1.1%
Gold Mining	1.1%
Health Care	5.6%
Industrial Components	1.3%
Leisure	0.3%
Machinery & Engineering	8.0%
Maritime	0.2%
Merchandising	1.1%
Metals — Nonferrous	2.5%
Metals — Steel	4.1%
Miscellaneous Materials	2.0%
Oil	2.1%
Precious Metals	1.7%
Real Estate	1.5%
Recreation	2.1%
Retailing — Goods	1.2%
Technology/Multi-Industry	0.7%
Telephone Utilities	2.5%
Textiles & Apparel	1.5%
Transportation — Shipping	0.7%
Other Assets in Excess of Liabilities	4.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

ASSETS:
Investments, at market value (Cost $680,801,016)	$817,249,075
Cash	40,364,184
Receivables:
Dividends	2,098,605
Interest	123,923
Investment securities sold	6,027,934
Fund shares sold	1,766,238
Prepaid expenses and other assets	7,243

TOTAL ASSETS	867,637,202

LIABILITIES:
Payables:
Investment securities purchased	11,134,850
Fund shares redeemed	581,453
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	2,030
Due to affiliates	1,014,613
Foreign taxes	85,677
Accrued expenses	167,471

TOTAL LIABILITIES	12,986,094

NET ASSETS	$854,651,108

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	21,645,603

NET ASSET VALUE	$39.48

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2008:
Paid-in capital	$867,507,984
Accumulated net investment loss	(1,067,957)
Accumulated net realized loss	(148,224,069)
Unrealized net foreign exchange loss	(12,909)
Unrealized net appreciation on investments	136,448,059

NET ASSETS	$854,651,108

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the six months ended June 30, 2008 (unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $745,872)	$7,054,562
Interest	736,096

Total income	7,790,658

Expenses:
Investment advisory fee	5,911,757
Administration fee	258,753
Professional fees	99,126
Audit and tax fees	22,138
Federal and state registration fees	30,345
Custodian fees	126,371
Transfer agent fees	53,766
Trustees’ fees	23,855
Miscellaneous	80,361

Total expenses	6,606,472

Fees paid indirectly	(69,357)

Net expenses	6,537,115

Net investment income	1,253,543

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from security transactions	(26,425,540)
Net realized foreign exchange loss	(623,577)
Net change in unrealized foreign exchange loss	(17,923)
Net change in unrealized appreciation on investments	(16,707,394)

Net realized and unrealized loss on investments and foreign currency transactions	(43,774,434)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,520,891)

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2008
	through	For the year
	June 30, 2008	ended
	(unaudited)	December 31, 2007

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,253,543	$(2,018,893)
Net realized gain (loss) on investments and foreign currency transactions	(27,049,117)	165,938,722
Net change in unrealized gain (loss) on investments and foreign currency transactions	(16,725,317)	26,908,192

Net increase (decrease) in net assets from operations	(42,520,891)	190,828,021

Distributions to shareholders:
Net investment income	—	(2,158,850)
Capital gains	—	(162,304,058)

Total distributions to shareholders	—	(164,462,908)

Capital share transactions:
Proceeds from shares sold	137,004,849	221,149,826
Reinvestment of distributions	—	159,490,357
Cost of shares redeemed	(96,961,847)	(189,777,550)
Redemption fees	88,152	61,826

Net increase in net assets derived from capital share transactions	40,131,154	190,924,459

Total increase (decrease) in net assets	(2,389,737)	217,289,572

NET ASSETS:

Beginning of period	$857,040,845	$639,751,273

End of period (Including accumulated net investment loss of $1,067,957 and $2,321,500, respectively)	$854,651,108	$857,040,845

Capital share transactions are as follows:
Shares issued	3,559,290	4,610,299
Shares reinvested	—	4,054,264
Shares redeemed	(2,538,497)	(4,296,417)

Net increase from capital share transactions	1,020,793	4,368,146

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1,
	2008
	through		For the year		For the year	For the year		For the year	For the year
	June 30,		ended		ended	ended		ended	ended
	2008		December 31,		December 31,	December 31,		December 31,	December 31,
	(unaudited)		2007		2006	2005		2004	2003

Net asset value, beginning of period	$41.55		$39.35		$41.20	$31.67		$29.28	$18.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06		(0.03)		(0.21)	0.02		(0.02)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.13)		12.19		6.82	13.78		3.45	11.40

Total income (loss) from investment operations	(2.07)		12.16		6.61	13.80		3.43	11.25

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.13)		—	(0.04)		—	—
Distributions from capital gains	—		(9.83)		(8.47)	(4.23)		(1.05)	—

Total distributions	—		(9.96)		(8.47)	(4.27)		(1.05)	—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.01	0.00	~	0.01	0.00	~

Net asset value, end of period	$39.48		$41.55		$39.35	$41.20		$31.67	$29.28

Total Return	(4.98)	%**	32.32%		16.41%	43.97%		11.95%	62.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$854,651		$857,041		$639,751	$603,249		$344,986	$260,619
Ratio of expenses before fees paid indirectly to average net assets	1.61	%*	1.63%		1.74%	1.82%		1.94%	2.02	%†
Ratio of net expenses to average net assets	1.59	%*#	1.59	%#	1.68%#	1.77	%#	1.70%#	2.02	%†#
Ratio of net investment income (loss) to average net assets	0.31	%*#	(0.28)	%#	(0.50) %#	(0.02)	%#	(0.05) %#	(1.11)	%†#
Portfolio turnover	78.25	%**	217.86%		216.29%	180.42%		518.81%	515.76%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 6/30/08	1 Year	3 Years	5 Years	10 Years	(12/31/97 - 6/30/08)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	4.15%	33.22%	32.14%	21.09%	19.44%
MSCI Emerging Markets Index[2]	4.90%	27.49%	30.11%	15.50%	12.45%
MSCI Emerging Markets Growth Index[3]	1.16%	26.00%	27.69%	13.97%	11.28%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 25 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 92.2%

FAR EAST — 31.0%

China — 10.9%
Anhui Conch Cement Co., Ltd. — H**	892,000	$5,965,924
Baidu.com, Inc. — SP ADR**	33,098	10,358,350
China Mobile, Ltd.	858,500	11,538,786
CNOOC, Ltd.	5,498,347	9,463,313
Ping An Insurance Group Company of China, Ltd. — H	1,238,000	9,208,888
Renesola, Ltd. — ADR**	312,371	5,404,018
Tencent Holdings, Ltd.	1,699,200	13,140,756
VisionChina Media, Inc. - ADR**	399,183	6,335,034

		71,415,069

South Korea — 6.7%
DC Chemical Co., Ltd.	24,502	8,268,444
Hyundai Motor Co.	116,262	7,891,212
Hyundai Steel Co.	64,227	4,838,285
LG Electronics, Inc.	45,812	5,189,735
MegaStudy Co., Ltd.	20,701	6,554,344
Samsung Electronics Co., Ltd.	19,211	11,478,299

		44,220,319

Taiwan — 6.0%
Chong Hong Construction Co., Ltd.	4,176,000	10,607,505
First Financial Holding Co., Ltd.	12,925,000	14,179,900
Taiwan Semiconductor Manufacturing Co., Ltd.	3,998,000	8,561,592
Yuanta Financial Holding Co., Ltd.	8,596,000	6,018,021

		39,367,018

Indonesia — 2.4%
PT Astra Agro Lestari Tbk	1,029,500	3,299,536
PT Bumi Resources Tbk	7,784,500	6,923,308
PT Indo Tambangraya Megah Tbk	1,463,500	5,341,299

		15,564,143

Thailand — 2.2%
PTT Exploration & Production Public Co., Ltd. - NVDR	2,472,300	14,271,090

India — 2.0%
ITC, Ltd.	1,737,892	7,585,732
Larsen & Toubro, Ltd.	115,835	5,881,806

		13,467,538

Australia — 0.8%
Paladin Energy, Ltd.**	863,100	5,281,695

Total FAR EAST		203,586,872

EUROPE — 26.2%

Russia — 11.7%
Evraz Group SA — GDR	120,321	14,017,396
Gazprom OAO- SP ADR	598,228	34,697,224
Mechel — ADR	69,821	3,458,932
Mobile TeleSystems — SP ADR	58,600	4,489,346
Sberbank RF	1,015,655	3,209,470
Uralkali — GDR	238,954	17,371,956

		77,244,324

United Kingdom — 6.2%
Eurasian Natural Resources Corp.**	382,406	10,153,313
Hikma Pharmaceuticals PLC	692,521	6,952,106
Tullow Oil PLC	561,255	10,676,195
Wellstream Holdings PLC**	496,835	12,864,961

		40,646,575

Czech Republic — 2.4%
CEZ AS	181,071	16,065,652

Finland — 1.8%
Nokian Renkaat OYJ	245,463	11,787,356

Switzerland — 1.7%
ABB, Ltd.**	383,199	10,900,850

Netherlands — 1.2%
New World Resources NV — A**	222,514	7,889,151

Turkey — 0.8%
Enka Insaat ve Sanayi AS	439,740	5,066,874

Luxembourg — 0.4%
Millicom International Cellular SA	27,144	2,809,404

Total EUROPE		172,410,186

NORTH AMERICA — 14.1%

United States — 9.0%
BPZ Resources, Inc.**	518,074	15,231,376
Central European Distribution Corp.**	117,308	8,698,388
Monsanto Co.	150,015	18,967,897
NIKE, Inc. — B	152,933	9,116,336
Transocean, Inc.**	48,560	7,400,058

		59,414,055

Canada — 3.1%
Pacific Rubiales Energy Corp.**	1,546,625	20,369,887

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Mexico — 2.0%
Desarrolladora Homex SAB de CV**	540,850	$5,296,219
Wal-Mart de Mexico SAB de CV — V	1,949,147	7,758,335

		13,054,554

Total NORTH AMERICA		92,838,496

SOUTH AMERICA — 14.1%

Brazil — 11.0%
Aracruz Celulose SA — SP ADR	76,723	5,630,701
Companhia Vale do Rio Doce - ADR	501,652	17,969,175
Cyrela Brazil Realty SA	384,885	5,310,745
Gerdau SA — SP ADR	373,279	8,962,429
Petroleo Brasileiro SA — ADR	348,302	24,670,231
SLC Agricola SA	163,530	3,243,874
Unibanco SA — GDR	51,189	6,497,420

		72,284,575

Peru — 3.1%
Credicorp, Ltd.	247,019	20,285,200

Total SOUTH AMERICA		92,569,775

MIDDLE EAST — 3.5%

Israel — 3.5%
Elbit Systems, Ltd.	201,304	$11,966,989
Israel Chemicals, Ltd.	457,576	10,661,965

		22,628,954

Total MIDDLE EAST		22,628,954

AFRICA — 3.3%

South Africa — 2.1%
Aveng, Ltd.	351,606	2,604,489
MTN Group, Ltd.	487,209	7,746,810
Sasol, Ltd.	59,623	3,510,371

		13,861,670

Morocco — 1.2%
Douja Promotion Groupe Addoha SA	26,715	7,849,808

Total AFRICA		21,711,478

Total EQUITY SECURITIES (Cost $547,968,096)		605,745,761

TOTAL INVESTMENTS (COST $547,968,096)	92.2%	$605,745,761
Other Assets in excess of Liabilities	7.8%	51,200,056

Net Assets	100.0%	$656,945,817

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$558,308,901

Gross Appreciation	$73,294,351
Gross Depreciation	(25,857,491)

Net Appreciation	$47,436,860

** Non-income producing security
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
SP ADR — Sponsored American Depository Receipt

Regional Weightings*

Asia/Far East Ex-Japan	31.0%
Eastern Europe	14.9%
North America	14.1%
South America	14.1%
Western Europe	11.3%
Middle East	3.5%
Africa	3.3%

Top Ten Holdings*

Gazprom OAO — SP ADR	5.3%
Petroleo Brasileiro SA — ADR	3.8%
Pacific Rubiales Energy Corp.	3.1%
Credicorp, Ltd.	3.1%
Monsanto Co.	2.9%
Companhia Vale do Rio Doce — ADR	2.7%
Uralkali — GDR	2.6%
CEZ AS	2.4%
BPZ Resources, Inc.	2.3%
PTT Exploration & Production Public Co., Ltd. — NVDR	2.2%

*	All percentages are stated as a percent of net assets at June 30, 2008.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments by Industry
June 30, 2008 (unaudited)

	Percent of		Percent of
Industry	Net Assets	Industry	Net Assets

Aerospace	1.8%	Forest Products	0.9%
Automobiles	3.0%	Gas	5.3%
Banking	5.5%	Gold Mining	0.8%
Basic Industries/Multi-Industry	0.8%	Health Care/Multi-Industry	1.1%
Beverages & Tabacco	1.1%	Industrial Components	1.8%
Broadcasting & Publishing Services	1.0%	Insurance	1.4%
Building Materials	0.8%	Medical Supplies	0.8%
Business & Public Services	1.2%	Merchandising	1.2%
Chemicals	7.3%	Metals — Nonferrous	2.3%
Clothing	1.4%	Metals — Steel	4.0%
Construction	0.4%	Oil	8.0%
Consumer Services/Multi-Industry	4.6%	Precious Metals	2.7%
Electrical & Electronics	4.2%	Real Estate	2.0%
Electronic Components	1.3%	Retailing — Foods	1.3%
Energy Equipment	2.0%	Software & EDP Services	1.6%
Energy Sources	9.8%	Telecommunications	1.7%
Finance/Multi-Industry	2.4%	Telephone Utilities	1.1%
Financial Services	2.2%	Utilities	2.4%
Food & Household	1.0%	Other Assets in Excess of Liabilities	7.8%

		TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

ASSETS:
Investments, at market value (Cost $547,968,096)	$605,745,761
Foreign currency (Cost $10,610,183)	11,166,019
Cash	28,359,611
Receivables:
Dividends	812,209
Interest	55,096
Investment securities sold	34,378,678
Fund shares sold	1,650,019
Prepaid expenses and other assets	6,355

TOTAL ASSETS	682,173,748

LIABILITIES:
Payables:
Investment securities purchased	21,076,231
Fund shares redeemed	2,777,662
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	54,373
Due to affiliates	858,631
Foreign taxes	123,241
Accrued expenses	337,793

TOTAL LIABILITIES	25,227,931

NET ASSETS	$656,945,817

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	17,594,851

NET ASSET VALUE	$37.34

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2008:
Paid-in capital	$481,433,403
Accumulated net investment loss	(1,428,437)
Accumulated net realized gain	118,605,446
Unrealized net foreign exchange gain	557,740
Unrealized net appreciation on investments	57,777,665

NET ASSETS	$656,945,817

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the six months ended June 30, 2008 (unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $542,661)	$5,230,782
Interest	341,883

Total income	5,572,665

Expenses:
Investment advisory fee	5,787,130
Administration fee	248,544
Professional fees	101,910
Audit and tax fees	22,138
Federal and state registration fees	30,586
Custodian fees	387,869
Transfer agent fees	65,772
Trustees’ fees	26,066
Miscellaneous	89,038

Total expenses	6,759,053

Fees paid indirectly	(43,096)

Net expenses	6,715,957

Net investment loss	(1,143,292)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	94,817,586
Net realized foreign exchange loss	(1,081,785)
Net change in unrealized foreign exchange gain	261,775
Net change in unrealized appreciation on investments	(220,878,482)

Net realized and unrealized loss on investments and foreign currency transactions	(126,880,906)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(128,024,198)

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2008
	through	For the year
	June 30, 2008	ended
	(unaudited)	December 31, 2007

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(1,143,292)	$(1,971,110)
Net realized gain on investments and foreign currency transactions	93,735,801	227,097,147
Net change in unrealized gain (loss) on investments and foreign currency transactions	(220,616,707)	80,577,010

Net increase (decrease) in net assets from operations	(128,024,198)	305,703,047

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	(205,345,104)

Total distributions to shareholders	—	(205,345,104)

Capital share transactions:
Proceeds from shares sold	29,631,489	186,413,186
Reinvestment of distributions	—	203,595,850
Cost of shares redeemed	(202,928,576)	(321,083,936)
Redemption fees	36,885	156,209

Net increase (decrease) in net assets derived from capital share transactions	(173,260,202)	69,081,309

Total increase (decrease) in net assets	(301,284,400)	169,439,252

NET ASSETS:

Beginning of period	$958,230,217	$788,790,965

End of period (Including accumulated net investment loss of $1,428,437 and $285,145, respectively)	$656,945,817	$958,230,217

Capital share transactions are as follows:
Shares issued	750,950	4,132,115
Shares reinvested	—	4,942,726
Shares redeemed	(5,208,325)	(7,202,200)

Net increase (decrease) from capital share transactions	(4,457,375)	1,872,641

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1,
	2008
	through		For the year	For the year	For the year	For the year	For the year
	June 30,		ended	ended	ended	ended	ended
	2008		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2007	2006	2005	2004	2003

Net asset value, beginning of period	$43.45		$39.09	$28.29	$23.00	$20.29	$12.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)		(0.09)	(0.07)	0.04	(0.01)	0.00
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.04)		16.00	11.68	8.83	4.75	8.03

Total income (loss) from investment operations	(6.11)		15.91	11.61	8.87	4.74	8.03

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	(0.08)	(0.04)	—
Distributions from capital gains	—		(11.56)	(0.84)	(3.51)	(2.00)	—

Total distributions	—		(11.56)	(0.84)	(3.59)	(2.04)	—

Redemption fees added to paid-in capital	0.00	~	0.01	0.03	0.01	0.01	0.00	~

Net asset value, end of period	$37.34		$43.45	$39.09	$28.29	$23.00	$20.29

Total Return	(14.04)	%**	42.36%	41.22%	38.95%	24.12%	65.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$656,946		$958,230	$788,791	$241,587	$143,480	$99,986
Ratio of expenses before fees paid indirectly to average net assets	1.75	%*	1.74%	1.83%	2.07%	2.23%	2.35		%†
Ratio of net expenses to average net assets	1.74	%*#	1.69%#	1.78%#	2.01%#	2.03%#	2.34		%†#
Ratio of net investment income (loss) to average net assets	(0.30)	%*#	(0.22) %#	(0.32) %#	(0.02) %#	(0.29) %#	0.04		%†#
Portfolio turnover	151.78	%**	165.07%	181.01%	349.69%	356.90%	432.47%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since April 2, 2007 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

		Since Inception
Average Annual Total Returns as of 6/30/08	1 Year	(4/2/07 - 6/30/08)
Driehaus International Equity Yield Fund (DRIYX)[1]	9.69%	19.13%
MSCI AC World ex USA Index[2]	−6.23%	1.33%
MSCI AC World ex USA Growth Index[3]	−1.07%	5.89%

You cannot invest directly in any of these indices.

1 The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Equity Yield Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 98.4%

EUROPE — 61.3%

United Kingdom — 12.2%
Aggreko PLC	74,686	$1,092,657
Aveva Group PLC	17,287	530,265
BG Group PLC	45,638	1,188,106
Chemring Group PLC	6,156	290,112
Chloride Group PLC	59,691	309,126
Game Group PLC	132,063	764,153
ICAP PLC	106,393	1,148,591
Petrofac, Ltd.	64,790	953,041
The Weir Group PLC	65,645	1,226,471
Wellstream Holdings PLC**	41,243	1,067,939

		8,570,461

Russia — 7.6%
Evraz Group SA — GDR	12,094	1,408,951
Mechel — ADR	17,820	882,803
Uralkali — GDR	14,350	1,043,245
Vimpel-Communications — SP ADR	39,765	1,180,225
Wimm-Bill-Dann Foods — ADR**	7,723	812,614

		5,327,838

Switzerland — 6.8%
ABB, Ltd.**	49,409	1,405,536
Lonza Group AG	9,251	1,283,213
Syngenta AG	4,306	1,400,488
Temenos Group AG**	21,221	657,476

		4,746,713

Germany — 6.0%
GEA Group AG	19,886	702,588
K+S AG	1,844	1,063,478
SGL Carbon AG**	20,871	1,465,248
Vossloh AG	7,419	967,178

		4,198,492

Netherlands — 3.3%
Fugro NV — CVA	16,440	1,404,210
Koninklijke Vopak NV	13,169	892,599

		2,296,809

Norway — 3.2%
Seadrill, Ltd.	33,900	1,036,662
Yara International ASA	14,050	1,244,120

		2,280,782

Spain — 3.2%
Grifols SA	37,769	1,206,558
Tecnicas Reunidas SA	12,102	1,014,629

		2,221,187

Austria — 2.7%
Flughafen Wien AG	6,608	630,483
Oesterreichische Elektrizitaetswirtschafts AG — A	13,891	1,244,884

		1,875,367

France — 2.5%
Alstom SA	5,923	1,367,772
UbiSoft Entertainment SA**	4,035	354,049

		1,721,821

Sweden — 2.4%
Oriflame Cosmetics SA — SDR	16,300	1,048,784
Saab AB — B	25,200	636,020

		1,684,804

Denmark — 2.2%
Novo Nordisk AS — B	23,800	1,557,657

Czech Republic — 2.0%
Central European Media Enterprises, — A**	5,855	530,053
CEZ AS	6,263	555,689
Komercni Banka AS	1,274	296,448

		1,382,190

Finland — 1.8%
Nokian Renkaat OYJ	26,043	1,250,609

Greece — 1.7%
Coca-Cola Hellenic Bottling Co. SA	24,379	664,037
DryShips, Inc.	2,149	172,307
National Bank of Greece SA	7,538	339,669

		1,176,013

Luxembourg — 1.5%
Millicom International Cellular SA	10,398	1,076,193

Italy — 1.4%
Trevi Finanziaria SpA	37,515	962,771

Belgium — 0.5%
Hansen Transmissions International**	68,390	366,436

Ireland — 0.3%
Paddy Power PLC	6,482	204,827

Total EUROPE		42,900,970

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

FAR EAST — 18.0%
Australia — 10.0%
Boart Longyear Group	512,877	$1,096,427
CSL, Ltd.	38,925	1,332,166
Incitec Pivot, Ltd.	6,383	1,132,030
Leighton Holdings, Ltd.	26,595	1,296,440
Mount Gibson Iron, Ltd.**	118,211	353,569
OneSteel, Ltd.	89,297	636,900
WorleyParsons, Ltd.	31,016	1,125,713

		6,973,245

Japan — 4.5%
Capcom Co., Ltd.	20,700	604,323
Chiyoda Corp.	22,000	239,092
Foster Electric Co., Ltd.	16,700	313,916
Kawasaki Kisen Kaisha, Ltd.	51,000	478,853
Kuraray Co., Ltd.	18,000	214,607
Nintendo Co., Ltd.	2,100	1,184,631
Shinko Plantech Co., Ltd.	9,200	142,265

		3,177,687

Indonesia — 1.7%
PT Bumi Resources Tbk	1,363,863	1,212,980

South Korea — 1.5%
LG Electronics, Inc.	6,196	701,903
MegaStudy Co., Ltd.	1,090	345,115

		1,047,018

China — 0.3%
Rexcapital Financial Holdings, Ltd.**	1,700,000	170,060

Total FAR EAST		12,580,990

NORTH AMERICA — 11.8%
Canada — 9.8%
Agnico-Eagle Mines, Ltd.	10,490	786,879
Major Drilling Group International, Inc.**	7,936	389,134
Potash Corp. of Saskatchewan, Inc.	7,046	1,634,669
Research In Motion, Ltd.**	11,654	1,367,919
Shoppers Drug Mart Corp.	15,343	840,954
SNC-Lavalin Group, Inc.	9,538	523,996
Timminco, Ltd.**	5,668	152,136
Yamana Gold, Inc.	72,066	1,198,626

		6,894,313

Mexico — 2.0%
America Movil SAB de CV — L — ADR	13,560	715,290
Desarrolladora Homex SAB de CV**	70,000	685,468

		1,400,758

Total NORTH AMERICA		8,295,071

SOUTH AMERICA — 5.3%
Brazil — 3.7%
Cyrela Brazil Realty SA	82,000	1,131,458
Petroleo Brasileiro SA — ADR	21,168	1,499,329

		2,630,787

Peru — 1.6%
Credicorp, Ltd.	13,383	1,099,012

Total SOUTH AMERICA		3,729,799

AFRICA — 1.0%
South Africa — 1.0%
Murray & Roberts Holdings, Ltd.	64,371	715,151

Total AFRICA		715,151

MIDDLE EAST — 1.0%

Israel — 1.0%
Israel Chemicals, Ltd.	29,073	677,429

Total MIDDLE EAST		677,429

Total EQUITY SECURITIES (Cost $61,240,269)		68,899,410

TOTAL INVESTMENTS (COST $61,240,269)	98.4%	$68,899,410
Other Assets in excess of Liabilities	1.6%	1,117,775

Net Assets	100.0%	$70,017,185

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$61,560,432

Gross Appreciation	$9,735,286
Gross Depreciation	(2,396,308)

Net Appreciation	$7,338,978

** Non-income producing security
ADR — American Depository Receipt

CVA —	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
GDR — Global Depository Receipt
SDR — Swedish Depository Receipt
SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Schedule of Investments
June 30, 2008 (unaudited)

Regional Weightings*

Western Europe	51.7%
Asia/Far East Ex-Japan	13.5%
North America	11.8%
Eastern Europe	9.6%
South America	5.3%
Japan	4.5%
Africa	1.0%
Middle East	1.0%

Top Ten Holdings*

Potash Corp. of Saskatchewan, Inc.	2.3%
Novo Nordisk AS — B	2.2%
Petroleo Brasileiro SA — ADR	2.1%
SGL Carbon AG	2.1%
Evraz Group SA — GDR	2.0%
ABB, Ltd.	2.0%
Fugro NV — CVA	2.0%
Syngenta AG	2.0%
Research In Motion, Ltd.	2.0%
Alstom SA	2.0%

*	All percentages are stated as a percent of net assets at June 30, 2008.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Schedule of Investments by Industry
June 30, 2008 (unaudited)

	Percent of		Percent of
Industry	Net Assets	Industry	Net Assets

Aerospace	0.9%	Food Processors	1.2%
Automobiles	1.8%	Gold Mining	1.1%
Banking	2.5%	Health Care	5.8%
Basic Industries/Multi-Industry	2.6%	Industrial Components	1.4%
Beverages & Tabacco	0.9%	Leisure	0.3%
Building Materials	2.2%	Machinery & Engineering	8.2%
Business & Public Services	3.3%	Maritime	0.2%
Capital Goods/Multi-Industry	0.5%	Merchandising	1.1%
Chemicals	10.5%	Metals — Nonferrous	2.5%
Communications	0.8%	Metals — Steel	4.2%
Construction	4.7%	Miscellaneous Materials	2.1%
Consumer Services/Multi-Industry	0.5%	Oil	2.1%
Electrical & Electronics	3.4%	Precious Metals	1.7%
Electrical Utilities	2.6%	Real Estate	1.6%
Electronic Components	3.1%	Recreation	2.2%
Electronic Systems/Devices	2.0%	Retailing — Goods	1.2%
Energy Equipment	4.2%	Technology/Multi-Industry	0.8%
Energy/Multi-Industry	3.3%	Telephone Utilities	2.6%
Energy Sources	3.2%	Textiles & Apparel	1.5%
Finance/Multi-Industry	1.0%	Transportation — Shipping	0.7%
Financial Services	1.9%	Other Assets in Excess of Liabilities	1.6%

		TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

ASSETS:
Investments, at market value (Cost $61,240,269)	$68,899,410
Cash	1,344,448
Receivables:
Dividends	184,164
Interest	12,721
Investment securities sold	540,912
Prepaid expenses and other assets	26,288

TOTAL ASSETS	71,007,943

LIABILITIES:
Payables:
Investment securities purchased	820,957
Fund shares redeemed	2,633
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	113
Due to affiliates	88,911
Foreign taxes	7,299
Accrued expenses	70,845

TOTAL LIABILITIES	990,758

NET ASSETS	$70,017,185

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	8,557,662

NET ASSET VALUE	$8.18

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2008:
Paid-in capital	$66,217,568
Accumulated net investment loss	(772,865)
Accumulated net realized loss	(3,086,262)
Unrealized net foreign exchange loss	(397)
Unrealized net appreciation on investments	7,659,141

NET ASSETS	$70,017,185

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Equity Yield Fund
Statement of Operations
For the six months ended June 30, 2008 (unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $63,817)	$604,792
Interest	48,975

Total income	653,767

Expenses:
Investment advisory fee	527,303
Administration fee	56,141
Professional fees	10,953
Audit and tax fees	21,739
Federal and state registration fees	12,673
Custodian fees	41,771
Transfer agent fees	20,193
Trustees’ fees	10,191
Miscellaneous	35,565

Total expenses	736,529

Investment advisory fees waived	(103,718)
Transfer agent fees waived	(11,250)
Fees paid indirectly	(6,374)

Net expenses	615,187

Net investment income	38,580

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from security transactions	(6,267,413)
Net realized foreign exchange loss	(27,454)
Net change in unrealized foreign exchange loss	(22,538)
Net change in unrealized appreciation on investments	2,548,845

Net realized and unrealized loss on investments and foreign currency transactions	(3,768,560)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,729,980)

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Equity Yield Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2008	For the period
	through	April 2, 2007
	June 30, 2008	through
	(unaudited)	December 31, 2007*

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$38,580	$17,497
Net realized gain (loss) on investments and foreign currency transactions	(6,294,867)	25,702,140
Net change in unrealized gain on investments and foreign currency transactions	2,526,307	5,132,437

Net increase (decrease) in net assets from operations	(3,729,980)	30,852,074

Distributions to shareholders:
Net investment income	—	(2,232,103)
Capital gains	—	(21,090,374)

Total distributions to shareholders	—	(23,322,477)

Capital share transactions:
Proceeds from shares sold	2,860,922	130,742,616
Reinvestment of distributions	—	23,181,701
Cost of shares redeemed	(5,770,558)	(84,800,340)
Redemption fees	839	2,388

Net increase (decrease) in net assets derived from capital share transactions	(2,908,797)	69,126,365

Total increase (decrease) in net assets	(6,638,777)	76,655,962

NET ASSETS:

Beginning of year	$76,655,962	$—

End of period (Including accumulated net investment loss of $772,865 and $811,445, respectively)	$70,017,185	$76,655,962

Capital share transactions are as follows:
Shares issued	361,326	13,496,603
Shares reinvested	—	2,844,380
Shares redeemed	(718,693)	(7,425,954)

Net increase (decrease) from capital share transactions	(357,367)	8,915,029

*	Fund commenced operations on April 2, 2007.

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Equity Yield Fund
Financial Highlights

	For the
	six month
	period
	January 1,		For the period
	2008		April 2,
	through		2007
	June 30,		through
	2008		December 31,
	(unaudited)		2007

Net asset value, beginning of period	$8.60		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.00	~	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.42)		2.68

Total income (loss) from investment operations	(0.42)		2.85

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.41)
Distributions from capital gains	—		(3.84)

Total distributions	—		(4.25)

Redemption fees added to paid-in capital	0.00	~	0.00	~

Net asset value, end of period	$8.18		$8.60

Total Return	(4.88)	%**	30.78	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$70,017		$76,656
Ratio of expenses before fees paid indirectly to average net assets	2.10	%*†	1.97	%*†
Ratio of net expenses to average net assets	1.75	%*†#	1.83	%*†#
Ratio of net investment income to average net assets	0.11	%*†#	0.02	%*†#
Portfolio turnover	79.79	%**	208.49	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 2, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until March 31, 2010. Fund expenses were reimbursed for expenses exceeding the 1.75% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses. The Adviser’s expense reimbursement level, which affects the net expense ratio, changed from 2.00% to 1.75% on August 1, 2007.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only	Including Predecessor Limited Partnership
Average Annual Total Returns	Since Inception				Since Inception
as of 6/30/08	(9/17/07 - 6/30/08)	1 Year	3 Years	5 Years	(8/1/02 - 6/30/08)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	7.25%	3.98%	32.99%	34.34%	32.75%
MSCI World ex USA Small Cap Index[2]	−10.79%	−17.03%	10.54%	19.51%	18.47%
MSCI AC World ex USA Small Cap Growth Index[3]	−9.40%	−13.30%	15.08%	20.68%	18.99%

You cannot invest directly in any of these indices.

[1]	The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Limited Partnership was established on August 1, 2002 and the Fund succeeded to the Limited Partnership’s assets on September 17, 2007. The Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International World ex USA Small Cap Index (MSCI World ex USA Small Cap Index) is a market capitalization-weighted index designed to measure the equity performance in 22 global developed markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a marker capitalization-weighted index designed to measure equity performance in 47 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization stocks. The index was added as of March 31, 2008 because it includes both developed and emerging markets and is a growth index, making it a good benchmark for the Fund. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 90.6%

EUROPE — 33.5%

United Kingdom — 11.1%
Aggreko PLC	171,677	$2,511,637
Chloride Group PLC	445,474	2,307,006
Hikma Pharmaceuticals PLC	386,586	3,880,874
Playtech, Ltd.	625,544	6,821,736
Wellstream Holdings PLC**	232,940	6,031,709

		21,552,962

Germany — 7.3%
Bauer AG	24,252	2,341,425
Centrotherm Photovoltaics AG**	63,991	5,919,122
Vossloh AG	27,123	3,535,889
Wirecard AG**	184,305	2,364,968

		14,161,404

Italy — 3.1%
Danieli & Co SpA	123,568	4,624,510
Trevi Finanziaria SpA	52,706	1,352,627

		5,977,137

Sweden — 2.5%
Elekta AB — B	244,800	4,715,157

Norway — 2.4%
Funcom NV**	108,200	811,521
Opera Software ASA**	845,740	3,902,240

		4,713,761

France — 2.3%
Vilmorin & Cie	23,860	4,500,845

Switzerland — 2.1%
Temenos Group AG**	128,177	3,971,222

Austria — 1.3%
Schoeller-Bleckmann Oilfield Equipment AG	23,143	2,494,156

Netherlands — 0.9%
Koninklijke Boskalis Westminster NV — CVA	32,827	1,759,863

Spain — 0.5%
Tecnicas Reunidas SA	11,831	991,908

Total EUROPE		64,838,415

FAR EAST — 30.4%

Japan — 7.7%
Capcom Co., Ltd.	123,100	3,593,822
NPC, Inc.	34,700	1,999,944
Shinko Plantech Co., Ltd.	247,100	3,821,050
Torishima Pump Manufacturing Co., Ltd.	185,200	3,819,636
Zappallas, Inc.	670	1,791,967

		15,026,419

China — 6.2%
China Green Holdings, Ltd.	2,514,500	2,986,216
China High Speed Transmission Equipment Group Co., Ltd.	1,593,000	3,268,845
Renesola, Ltd.**	331,748	2,958,672
VisionChina Media, Inc. — ADR**	176,659	2,803,578

		12,017,311

South Korea — 5.7%
Digitech Systems Co., Ltd.**	74,987	1,437,302
Jinsung T.E.C	256,387	3,774,542
MegaStudy Co., Ltd.	18,237	5,774,193

		10,986,037

Australia — 4.1%
Ausenco, Ltd.	228,357	3,347,212
Avoca Resources, Ltd.**	1,270,972	2,729,263
Mount Gibson Iron, Ltd.**	643,257	1,923,980

		8,000,455

Taiwan — 2.6%
Fortune Electric Co, Ltd.	1,709,000	2,711,045
Huaku Development Co., Ltd.	791,000	2,248,980

		4,960,025

Singapore — 1.6%
Swiber Holdings, Ltd.**	1,699,000	3,084,436

Papua New Guinea — 1.1%
New Britain Palm Oil, Ltd.	191,542	2,086,913

Indonesia — 1.0%
PT Indo Tambangraya Megah Tbk	531,500	1,939,802

Thailand — 0.4%
Asian Property Development Public Co., Ltd. — NVDR	5,387,900	813,785

Total FAR EAST		58,915,183

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

NORTH AMERICA — 13.8%

Canada — 10.1%
5N Plus, Inc.**	501,295	$5,348,720
Labrador Iron Ore Royalty Income Fund	56,741	3,099,415
Pacific Rubiales Energy Corp.**	447,756	5,897,188
ProEx Energy, Ltd.**	78,730	1,775,035
Rothmans, Inc.	92,028	2,445,777
Timminco, Ltd.**	35,834	961,829

		19,527,964

United States — 2.4%
T-3 Energy Services, Inc.**	59,021	4,690,399

Mexico — 1.3%
Desarrolladora Homex SAB de CV**	259,710	2,543,184

Total NORTH AMERICA		26,761,547

MIDDLE EAST — 8.6%

Egypt — 4.2%
Egyptian Financial & Industrial Co.	43,968	2,785,292
El Sewedy Cables Holding Co.**	216,018	5,267,102

		8,052,394

United Arab Emirates — 2.7%
Lamprell PLC	460,246	5,271,216

Israel — 1.7%
Elbit Systems, Ltd.	57,587	3,394,754

Total MIDDLE EAST		16,718,364

SOUTH AMERICA — 4.3%

Brazil — 3.4%
Construtora Tenda SA**	327,100	2,213,858
SLC Agricola SA	219,990	4,363,846

		6,577,704

Argentina — 0.9%
MercadoLibre, Inc.**	51,717	1,783,719

Total SOUTH AMERICA		8,361,423

Total EQUITY SECURITIES (Cost $158,213,228)		175,594,932

TOTAL INVESTMENTS (COST $158,213,228)	90.6%	$175,594,932
Other Assets in exess of Liabilities	9.4%	18,268,936

Net Assets	100.0%	$193,863,868

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$159,533,505

Gross Appreciation	$20,608,094
Gross Depreciation	(4,546,667)

Net Appreciation	$16,061,427

**	Non-income producing security

ADR — American Depository Receipt

CVA —	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
NVDR — Non-Voting Depository Receipt

Regional Weightings*

Western Europe	33.5%
Asia/Far East Ex-Japan	22.7%
North America	13.8%
Middle East	8.6%
Japan	7.7%
South America	4.3%

Top Ten Holdings*

Playtech, Ltd.	3.5%
Wellstream Holdings PLC	3.1%
Centrotherm Photovoltaics AG	3.1%
Pacific Rubiales Energy Corp.	3.0%
MegaStudy Co., Ltd.	3.0%
5N Plus, Inc.	2.8%
Lamprell PLC	2.7%
El Sewedy Cables Holding Co.	2.7%
Elekta AB — B	2.4%
T-3 Energy Services, Inc.	2.4%

*	All percentages are stated as a percent of net assets at June 30, 2008.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments by Industry
June 30, 2008 (unaudited)

	Percent of		Percent of
Industry	Net Assets	Industry	Net Assets

Alternative Energy	2.8%	Gold Mining	1.4%
Basic Industries/Multi-Industry	2.1%	Health Care/Multi-Industry	4.4%
Broadcasting & Publishing Services	1.4%	Industrial Components	1.8%
Building Materials	2.3%	Machinery & Engineering	8.2%
Business & Public Services	3.2%	Merchandising	2.3%
Capital Goods/Multi-Industry	1.7%	Metals — Nonferrous	2.1%
Chemicals	1.4%	Metals — Steel	2.4%
Construction	4.5%	Miscellaneous Materials	1.7%
Consumer Services/Multi-Industry	6.7%	Oil	6.4%
Electrical & Electronics	3.3%	Real Estate	1.6%
Electronic Components	2.1%	Retailing — Goods	0.9%
Electronic Systems/Devices	1.8%	Technology/Multi-Industry	9.0%
Energy Equipment	3.1%	Telecommunications	2.7%
Energy/Multi-Industry	4.2%	Tobacco	1.3%
Food & Household	2.3%	Other Assets in Excess of Liabilities	9.4%

Forest Products	1.5%	TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

ASSETS:
Investments, at market value (Cost $158,213,228)	$175,594,932
Foreign currency (Cost $1,676,460)	1,782,781
Cash	15,634,822
Receivables:
Dividends	72,392
Interest	53,194
Investment securities sold	10,267,765
Fund shares sold	525,800
Prepaid expenses and other assets	29,587

TOTAL ASSETS	203,961,273

LIABILITIES:
Payables:
Investment securities purchased	9,740,509
Fund shares redeemed	8,992
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	10,151
Due to affiliates	239,893
Accrued expenses	97,860

TOTAL LIABILITIES	10,097,405

NET ASSETS	$193,863,868

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	19,282,929

NET ASSET VALUE	$10.05

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2008:
Paid-in capital	$184,116,595
Accumulated net investment loss	(1,697,519)
Accumulated net realized loss	(6,041,552)
Unrealized net foreign exchange gain	104,640
Unrealized net appreciation on investments	17,381,704

NET ASSETS	$193,863,868

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Small Cap Growth Fund
Statement of Operations
For the six months ended June 30, 2008 (unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $75,079)	$806,153
Interest	168,425

Total income	974,578

Expenses:
Investment advisory fee	1,217,541
Administration fee	83,734
Professional fees	20,587
Audit and tax fees	21,065
Federal and state registration fees	12,605
Custodian fees	77,077
Transfer agent fees	21,259
Trustees’ fees	11,762
Miscellaneous	36,144

Total expenses	1,501,774

Transfer agent fees waived	(15,000)
Fees paid indirectly	(8,225)

Net expenses	1,478,549

Net investment loss	(503,971)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from security transactions	(12,161,991)
Net realized foreign exchange loss	(230,256)
Net change in unrealized foreign exchange gain	73,091
Net change in unrealized appreciation on investments	(2,916,223)

Net realized and unrealized loss on investments and foreign currency transactions	(15,235,379)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,739,350)

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Small Cap Growth Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2008	For the period
	through	September 17, 2007
	June 30, 2008	through
	(unaudited)	December 31, 2007*

INCREASE IN NET ASSETS:
Operations:
Net investment loss	$(503,971)	$(298,738)
Net realized gain (loss) on investments and foreign currency transactions	(12,392,247)	13,959,961
Net change in unrealized gain (loss) on investments and foreign currency transactions	(2,843,132)	20,329,476

Net increase (decrease) in net assets from operations	(15,739,350)	33,990,699

Distributions to shareholders:
Net investment income	—	(1,206,952)
Capital gains	—	(7,297,124)

Total distributions to shareholders	—	(8,504,076)

Capital share transactions:
Proceeds from shares sold	74,043,539	144,236,868
Reinvestment of distributions	—	8,498,763
Cost of shares redeemed	(7,808,656)	(35,199,864)
Redemption fees	4,260	341,685

Net increase in net assets derived from capital share transactions	66,239,143	117,877,452

Total increase in net assets	50,499,793	143,364,075

NET ASSETS:

Beginning of period	$143,364,075	$—

End of period (Including accumulated net investment loss of $1,697,519 and $1,193,548, respectively)	$193,863,868	$143,364,075

Capital share transactions are as follows:
Shares issued	7,183,104	15,076,803
Shares reinvested	—	807,867
Shares redeemed	(764,226)	(3,020,619)

Net increase from capital share transactions	6,418,878	12,864,051

*	Fund commenced operations on September 17, 2007.

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1,		For the period
	2008		September 17,
	through		2007
	June 30,		through
	2008		December 31,
	(unaudited)		2007

Net asset value, beginning of period	$11.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	~	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.09)		1.84

Total income (loss) from investment operations	(1.09)		1.82

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.10)
Distributions from capital gains	—		(0.61)

Total distributions	—		(0.71)

Redemption fees added to paid-in capital	0.00	~	0.03

Net asset value, end of period	$10.05		$11.14

Total Return	(9.78)	%**	18.88	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$193,864		$143,364
Ratio of expenses before fees paid indirectly to average net assets	1.85	%*†	1.94	%*†
Ratio of net expenses to average net assets	1.82	%*†#	1.90	%*†#
Ratio of net investment loss to average net assets	(0.62)	%*†#	(0.83)	%*†#
Portfolio turnover	118.89	%**	100.45	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010. Fund expenses were reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since May 1, 2008 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Since Inception
Average Annual Total Returns as of 6/30/08	(5/1/08 - 6/30/08)
Driehaus Global Growth Fund (DRGGX)[1]	−5.00%
MSCI AC World Growth Index[2]	−3.91%

You cannot invest directly in this index.

1 The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World Growth Index (MSCI AC World Growth Index) is a subset of the MSCI All Country World Index (MSCI ACWI) and includes only the MSCI ACWI stocks which are categorized as growth stocks. The MSCI ACWI is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 23 developed and 25 emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 91.1%

NORTH AMERICA — 45.8%

United States — 41.6%
Ansys, Inc.**	4,723	$222,548
Apple, Inc.**	821	137,468
BioMarin Pharmaceutical, Inc.**	2,777	80,477
Bucyrus International, Inc.	1,620	118,292
Cameron International Corp.**	2,854	157,969
Carrizo Oil & Gas, Inc.**	2,351	160,080
CONSOL Energy, Inc.	1,130	126,978
Costco Wholesale Corp.	1,516	106,332
Covance, Inc.**	882	75,870
Deere & Co.	700	50,491
Diamond Offshore Drilling, Inc.	774	107,694
Dolby Laboratories, Inc. — A**	2,030	81,809
Energy Conversion Devices, Inc.**	2,782	204,866
EnerSys**	4,840	165,673
Equinix, Inc.**	2,299	205,117
First Solar, Inc.**	784	213,891
FLIR Systems, Inc.**	2,685	108,930
GameStop Corp. — A**	2,466	99,626
Google, Inc. — A**	383	201,619
Illumina, Inc.**	2,035	177,269
IntercontinentalExchange, Inc.**	1,269	144,666
Intuitive Surgical, Inc.**	562	151,403
MasterCard, Inc. — A	724	192,236
McDonald’s Corp.	2,739	153,987
Monsanto Co.	1,951	246,684
Priceline.com, Inc.**	1,123	129,662
Southwestern Energy Co.**	2,395	114,026
SPX Corp.	1,083	142,664
The Mosaic Co.**	1,289	186,518
United Therapeutics Corp.**	1,088	106,352
Wal-Mart Stores, Inc.	1,878	105,544

		4,476,741

Canada — 4.2%
Potash Corp. of Saskatchewan, Inc.	558	129,456
Research In Motion, Ltd.**	2,734	320,911

		450,367

Total NORTH AMERICA		4,927,108

EUROPE — 22.8%

United Kingdom — 4.0%
BG Group PLC	6,681	173,928
ICAP PLC	9,536	102,948
The Weir Group PLC	8,484	158,510

		435,386

Denmark — 3.1%
Carlsberg AS — B	1,035	99,969
Novo Nordisk AS — B	1,625	106,353
Vestas Wind Systems AS**	974	127,492

		333,814

Russia — 2.8%
Mechel — ADR	3,223	159,667
Vimpel-Communications — SP ADR	4,600	136,528

		296,195

Netherlands — 2.3%
Fugro NV — CVA	2,035	173,818
Koninklijke Vopak NV	1,153	78,151

		251,969

Germany — 2.2%
SGL Carbon AG**	1,464	102,780
Vossloh AG	1,027	133,885

		236,665

Switzerland — 1.9%
ABB, Ltd.**	7,108	202,201

France — 1.8%
Alstom SA	427	98,605
UbiSoft Entertainment SA**	1,094	95,992

		194,597

Sweden — 1.5%
Oriflame Cosmetics SA — SDR	2,500	160,856

Greece — 1.3%
DryShips, Inc.	1,676	134,382

Austria — 1.0%
Oesterreichische Elektrizitaetswirtschafts AG — A	1,209	108,348

Luxembourg — 0.9%
Millicom International Cellular SA	935	96,773

Total EUROPE		2,451,186

FAR EAST — 14.5%

Japan — 5.7%
Capcom Co., Ltd.	3,500	102,180
Komatsu, Ltd.	4,600	128,229
Kurita Water Industries, Ltd.	2,700	99,929
NGK Insulators, Ltd.	4,000	77,789
Nintendo Co., Ltd.	200	112,822
Sumitomo Real Estate Sales Co., Ltd.	2,350	91,180

		612,129

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2008 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

China — 4.2%
Baidu.com, Inc. — SP ADR**	473	$148,030
China Merchants Bank Co., Ltd. — H	27,500	86,409
China Mobile, Ltd.	7,000	94,084
Ping An Insurance Group Company of China, Ltd. — H	16,500	122,736

		451,259

Australia — 2.7%
CSL, Ltd.	4,210	144,083
Mount Gibson Iron, Ltd.**	48,891	146,233

		290,316

Singapore — 1.1%
Singapore Exchange, Ltd.	23,000	116,813

Indonesia — 0.5%
PT Bumi Resources Tbk	67,500	60,033

Thailand — 0.3%
Land & Houses Public Co., Ltd. - NVDR	179,500	37,043

Total FAR EAST		1,567,593

SOUTH AMERICA — 8.0%

Brazil — 6.2%
Companhia Vale do Rio Doce — ADR	3,500	125,370
Cyrela Brazil Realty SA	9,400	129,704
Net Servicos de Comunicacao SA (Pref.)**	9,500	118,639
Petroleo Brasileiro SA — ADR	2,387	169,071
Unibanco SA — GDR	974	123,630

		666,414

Peru — 1.0%
Credicorp, Ltd.	1,325	108,809

Argentina — 0.8%
MercadoLibre, Inc.**	2,420	83,466

Total SOUTH AMERICA		858,689

Total EQUITY SECURITIES (Cost $10,144,297)		9,804,576

TOTAL INVESTMENTS (COST $10,144,297)	91.1%	$9,804,576
Other Assets in excess of Liabilities	8.9%	959,686

Net Assets	100.0%	$10,764,262

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$10,144,297

Gross Appreciation	$307,335
Gross Depreciation	(647,056)

Net Depreciation	$(339,721)

** Non-income producing security
ADR — American Depository Receipt

CVA —	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
SDR — Swedish Depository Receipt
SP ADR — Sponsored American Depository Receipt

Regional Weightings*

North America	45.8%
Western Europe	20.0%
Asia/Far East Ex-Japan	8.8%
South America	8.0%
Japan	5.7%
Eastern Europe	2.8%

Top Ten Holdings*

Research In Motion, Ltd.	3.0%
Monsanto Co.	2.3%
Ansys, Inc.	2.1%
First Solar, Inc.	2.0%
Equinix, Inc.	1.9%
Energy Conversion Devices, Inc.	1.9%
ABB, Ltd.	1.9%
Google, Inc. — A	1.9%
MasterCard, Inc. — A	1.8%
The Mosaic Co.	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2008.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments by Industry
June 30, 2008 (unaudited)

Percent of
Industry	Net Assets

Aerospace	1.0%
Alternative Energy	2.0%
Auto Parts Manufacturing	1.3%
Banking	3.0%
Beverages & Tabacco	0.9%
Biotechnology	2.4%
Broadcasting & Publishing Services	1.1%
Building Materials	1.4%
Business & Public Services	0.9%
Chemicals	4.0%
Coal	1.2%
Communications	1.9%
Computer Manufacturers	1.3%
Construction	0.3%
Drugs	1.0%
Electrical & Electronics	6.5%
Electrical Utilities	1.0%
Electronic Components	1.3%
Electronic Systems/Devices	3.7%
Energy Equipment	0.7%
Energy/Multi-Industry	1.6%
Energy Sources	0.6%
Financial Services	5.2%
Gas Utilities	1.1%
Health Care	2.3%
Industrial Components	2.0%
Insurance	1.1%
Machinery & Engineering	7.7%
Maritime	1.2%
Medical Supplies	1.4%
Metals — Nonferrous	1.2%
Miscellaneous Materials	1.0%
Oil	5.5%
Precious Metals	1.2%
Real Estate	2.1%
Recreation	1.9%
Retailing — Foods	1.4%
Retailing — Goods	3.7%
Services to Medical Professionals	0.7%
Software & EDP Services	6.5%
Steel	1.5%
Telecommunications	0.9%
Telephone Utilities	0.9%
Textiles & Apparel	1.5%
Other Assets in Excess of Liabilities	8.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

ASSETS:
Investments, at market value (Cost $10,144,297)	$9,804,576
Foreign currency (Cost $210,140)	210,500
Cash	1,263,769
Receivables:
Dividends	7,101
Interest	7,064
Investment securities sold	201,270
Fund shares sold	49,000
Due from affiliates	9,629
Prepaid expenses and other assets	13,311

TOTAL ASSETS	11,566,220

LIABILITIES:
Payables:
Investment securities purchased	765,648
Fund shares redeemed	2,404
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	626
Foreign taxes	603
Accrued expenses	32,677

TOTAL LIABILITIES	801,958

NET ASSETS	$10,764,262

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	1,133,306

NET ASSET VALUE	$9.50

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2008:
Paid-in capital	$11,326,203
Accumulated net investment loss	(6,529)
Accumulated net realized loss	(216,052)
Unrealized net foreign exchange gain	361
Unrealized net depreciation on investments	(339,721)

NET ASSETS	$10,764,262

Notes to Financial Statements are an integral part of this Statement.

Driehaus Global Growth Fund
Statement of Operations
For the period ended June 30, 2008 (unaudited)*

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $1,839)	$15,109
Interest	13,843

Total income	28,952

Expenses:
Investment advisory fee	22,176
Administration fee	9,280
Professional fees	3,825
Audit and tax fees	10,706
Federal and state registration fees	5,851
Custodian fees	6,852
Transfer agent fees	7,818
Trustees’ fees	1,967
Miscellaneous	7,311

Total expenses	75,786

Investment advisory fees waived	(22,176)
Administration fees waived	(2,500)
Transfer agent fees waived	(6,000)
Other fees reimbursed by adviser	(9,629)

Net expenses	35,481

Net investment loss	(6,529)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from security transactions	(216,083)
Net realized foreign exchange gain	31
Net change in unrealized foreign exchange gain	361
Net change in unrealized depreciation on investments	(339,721)

Net realized and unrealized loss on investments and foreign currency transactions	(555,412)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(561,941)

*	Fund commenced operations on May 1, 2008.

Notes to Financial Statements are an integral part of this Statement.

Driehaus Global Growth Fund
Statement of Changes in Net Assets

For the period
May 1, 2008
through
June 30, 2008
(unaudited)*

INCREASE IN NET ASSETS:
Operations:
Net investment loss	$(6,529)
Net realized loss on investments and foreign currency transactions	(216,052)
Net change in unrealized loss on investments and foreign currency transactions	(339,360)

Net decrease in net assets from operations	(561,941)

Distributions to shareholders:
Net investment income	—
Capital gains	—

Total distributions to shareholders	—

Capital share transactions:
Proceeds from shares sold	11,328,560
Reinvestment of distributions	—
Cost of shares redeemed	(2,404)
Redemption fees	47

Net increase in net assets derived from capital share transactions	11,326,203

Total increase in net assets	10,764,262

NET ASSETS:

Beginning of period	$—

End of period (Including accumulated net investment loss of $6,529)	$10,764,262

Capital share transactions are as follows:
Shares issued	1,133,553
Shares reinvested	—
Shares redeemed	(247)

Net increase from capital share transactions	1,133,306

*	Fund commenced operations on May 1, 2008.

Notes to Financial Statements are an integral part of this Statement.

Driehaus Global Growth Fund
Financial Highlights

	For the period
	May 1, 2008
	through
	June 30, 2008
	(unaudited)

Net asset value, beginning of period	$10.00

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)
Net realized and unrealized loss on investments and foreign currency transactions	(0.49)

Total loss from investment operations	(0.50)

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Redemption fees added to paid-in capital	0.00	~

Net asset value, end of period	$9.50

Total Return	(5.00)	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$10,764
Ratio of expenses before fees paid indirectly to average net assets	4.27	%*†
Ratio of net expenses to average net assets	2.00	%*†#
Ratio of net investment loss to average net assets	(0.37)	%*†#
Portfolio turnover	8.53	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011. Fund expenses were reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Notes to Financial Statements

A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with five separate series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five Funds included in the Trust are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus International Equity Yield Fund	04/02/07
Driehaus International Small Cap Growth Fund	09/17/07
Driehaus Global Growth Fund	05/01/08

The investment objective of the Funds is to maximize capital appreciation.

The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

The Driehaus International Equity Yield Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

The Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

The Driehaus Global Growth Fund seeks to achieve its objective by investing primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics.

Fiscal Year End

The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available.

The Funds determine income and expenses daily.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), which was effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — quoted prices in active markets for identical securities

Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of June 30, 2008 is as follows:

Investments in Securities
Driehaus
	Driehaus	Emerging	Driehaus	Driehaus
	International	Markets	International	International	Driehaus
	Discovery	Growth	Equity Yield	Small Cap	Global Growth
Valuation Inputs	Fund	Fund	Fund	Growth Fund	Fund

Level 1 — Quoted Prices	$817,249,075	$605,745,761	$68,899,410	$175,594,932	$9,804,576
Level 2 — Significant Observable Inputs	—	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—

Total Market Value of Investments	$817,249,075	$605,745,761	$68,899,410	$175,594,932	$9,804,576

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

The Funds have adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state jurisdiction. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. The adoption of FIN 48 did not result in any material impact to the accompanying financial statements.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

For the year ended December 31, 2007, reclassifications were recorded to undistributed net investment income, undistributed net realized foreign exchange loss and undistributed net realized gain for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies and net operating losses. Results of operations and net assets were not affected by these classifications.

During the year ended December 31, 2007, the Driehaus International Discovery Fund utilized $4,700,824 of capital loss carryforwards and as of December 31, 2007, the Fund had capital loss carryforwards of $101,278,177 expiring in 2008 and $24,839,330 expiring in 2009. During the year ended December 31, 2007, the Driehaus Emerging Markets Growth Fund utilized $402,998 of capital loss carryforwards and as of December 31, 2007, the Fund had no capital loss carryforwards. To the extent that the Driehaus International Discovery Fund realizes future net capital gains, those capital gains will be offset by any unused capital loss carryforward subject to the limitations described below. For the year ended December 31, 2007, the Driehaus International Discovery Fund, the Driehaus Emerging Markets Growth Fund, the Driehaus International Equity Yield Fund and the Driehaus International Small Cap Growth Fund realized no post-October capital losses. The Driehaus International Discovery Fund realized post-October foreign currency losses of $89,755 and post-October passive foreign investment company losses of $1,210,068, which were deferred for tax purposes and were recognized on January 1, 2008, the Driehaus Emerging Markets Growth Fund realized post-October foreign currency losses of $285,145, which were deferred for tax purposes and were recognized on January 1, 2008, the Driehaus International Equity Yield Fund realized post-October foreign currency losses of $37,227 and post-October passive foreign investment company losses of $805,870, which were deferred for tax purposes and were recognized on January 1, 2008, and the Driehaus International Small Cap Growth Fund realized post-October passive foreign investment company losses of $515,022, which were deferred for tax purposes and were recognized on January 1, 2008.

Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus International Discovery Fund inherited from its merger with the Driehaus International Growth Fund on September 29, 2003 of approximately $126,117,507, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2008.

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

	Driehaus	Driehaus	Driehaus	Driehaus
	International	Emerging Markets	International	International Small
Distributions paid from:	Discovery Fund	Growth Fund	Equity Yield Fund*	Cap Growth Fund**

Ordinary income	$80,760,251	$113,140,098	$21,573,322	$8,101,758
Net long-term capital gain	83,702,657	92,205,006	1,749,155	402,318

Total distributions paid	$164,462,908	$205,345,104	$23,322,477	$8,504,076

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

	Driehaus	Driehaus
	International	Emerging Markets
Distributions paid from:	Discovery Fund	Growth Fund

Ordinary income	$27,202,119	$1,568,623
Net long-term capital gain	87,564,888	14,893,827

Total distributions paid	$114,767,007	$16,462,450

*	Driehaus International Equity Yield Fund commenced operations on April 2, 2007.

**	Driehaus International Small Cap Growth Fund commenced operations on September 17, 2007.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

As of December 31, 2007, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus	Driehaus	Driehaus
	International	Emerging Markets	International	International Small
	Discovery Fund	Growth Fund	Equity Yield Fund	Cap Growth Fund

Undistributed ordinary income	$2,740,359	$8,784,434	$3,560,420	$6,501,382
Undistributed long-term capital gain	3,548,469	26,426,015	—	491,064

Accumulated earnings	$6,288,828	$35,210,449	$3,560,420	$6,992,446
Paid-in capital	827,376,830	654,693,605	69,126,365	117,877,452
Accumulated capital and other losses	(127,417,331)	(285,144)	(843,097)	(515,022)
Unrealized appreciation on foreign currency	5,014	295,965	22,141	31,549
Unrealized appreciation on investments	150,787,504	268,315,342	4,790,133	18,977,650

Net assets	$857,040,845	$958,230,217	$76,655,962	$143,364,075

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2008.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business,

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures, if any.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser.  In return for its services to the Funds, DCM receives monthly fees. The Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion. The Driehaus Emerging Markets Growth Fund, the Driehaus International Equity Yield Fund and the Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. The Driehaus Global Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets.

DCM has entered into an agreement to cap the Driehaus International Equity Yield Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.75% of average daily net assets until March 31, 2010. The Adviser’s expense reimbursement level, which affects the net expense ratio, changed from 2.00% to 1.75% on August 1, 2007. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the period ended June 30, 2008, the Adviser waived $103,718 of its fees from the Fund.

DCM has entered into an agreement to cap the Driehaus International Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until September 16, 2010. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the period ended June 30, 2008, the Adviser did not waive any fees from the Fund.

DCM has entered into an agreement to cap the Driehaus Global Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until April 30, 2011. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the period ended June 30, 2008, DCM waived fees and reimbursed expenses totaling $31,805 under this agreement.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

The amounts accrued and payable to DCM during the six months ended June 30, 2008, are as follows:

		Advisory Fees	Expense Reimbursement
		Payable	Receivable
		(included in Due	(included in Due
Fund	Advisory Fees	to affiliates)	from affiliates)

Driehaus International Discovery Fund	$5,911,757	$1,014,613	—
Driehaus Emerging Markets Growth Fund	5,787,130	858,631	—
Driehaus International Equity Yield Fund	527,303	88,911	—
Driehaus International Small Cap Growth Fund	1,217,541	239,893	—
Driehaus Global Growth Fund*	22,176	—	$9,629

*	Driehaus Global Growth Fund commenced operations on May 1, 2008.

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the six months ended June 30, 2008, these arrangements reduced the expenses of the Driehaus International Discovery Fund, the Driehaus Emerging Markets Growth Fund, the Driehaus International Equity Yield Fund and the Driehaus International Small Cap Growth Fund by $69,357 (1.0%), $43,096 (0.6%), $6,374 (0.9%) and $8,225 (0.5%), respectively.

DS LLC is the Funds’ distributor. DS LLC also acts as a broker for the Funds for domestically traded securities. For the six months ended June 30, 2008, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DS LLC	through DS LLC

Driehaus International Discovery Fund	$2,526,984	$55,632	1,238,411
Driehaus Emerging Markets Growth Fund	5,274,650	544,016	12,089,231
Driehaus International Equity Yield Fund	219,095	4,938	110,749
Driehaus International Small Cap Growth Fund	893,762	53,069	1,181,680
Driehaus Global Growth Fund*	8,406	3,440	96,226

*	Driehaus Global Growth Fund commenced operations on May 1, 2008.

A portion of these commissions is, in turn, paid by DS LLC to third parties for clearing and execution services.

Certain officers of the Trust are also officers of DCM and DS LLC. No such officers received compensation from the Funds.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., an indirect subsidiary of PNC Financial Services Group, Inc., serves as the Funds’ administrative and accounting agent. In compensation for these services, PNC receives a monthly base fee and an amount based upon average net assets. PNC has agreed to waive a portion of its monthly fee for administrative and accounting agent services for the first six months of operations for the Driehaus Global Growth Fund. For the period ended June 30, 2008, PNC waived $2,500 for the Driehaus Global Growth Fund. PNC also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, PNC receives a monthly fee based on shareholder processing activity during the month. PNC has agreed to waive a portion of its monthly fee for transfer agent services for the first two years of operations for the Driehaus International Equity Yield Fund, the Driehaus International Small Cap Growth Fund and the Driehaus Global Growth Fund. For the period ended June 30, 2008, PNC waived $11,250, $15,000 and $6,000, respectively, for the Driehaus International Equity Yield Fund, the Driehaus International Small Cap Growth Fund and the Driehaus Global Growth Fund.

C.	DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

The Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund may invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2008, the Funds had no outstanding investments in equity certificates.

At June 30, 2008, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At June 30, 2008, the Funds’ currency transactions are limited to transaction hedges.

The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

The Funds had the following outstanding contracts at June 30, 2008:

Driehaus International Discovery Fund
Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2008

$2,246,875	1,128,044	British Pound Sterling	July 2008	$(3,009)
4,833,046	4,928,258	Canadian Dollar	July 2008	(237)
2,313,220	1,469,218	Euro	July 2008	(2,709)
1,741,709	8,870,872	Norwegian Krone	July 2008	(958)

				$(6,913)

Foreign Currency Sold:
				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2008

$1,940,105	1,978,325	Canadian Dollar	July 2008	$95
4,087,829	2,596,344	Euro	July 2008	4,788

				$4,883

		Net unrealized depreciation		$(2,030)

Driehaus Emerging Markets Growth Fund
Transaction Hedges:

Foreign Currency Purchased:
				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2008

$3,101,928	4,972,701	Brazilian Real	July 2008	$(10,488)
4,333,887	2,175,828	British Pound Sterling	July 2008	4,555
2,600,179	2,651,403	Canadian Dollar	July 2008	(23,154)
1,058,481	16,057,531	Czech Koruna	July 2008	(1,772)
543,783	345,378	Euro	July 2008	(637)
3,311,567	30,532,647,341	Indonesian Rupiah	July 2008	3,946
1,655,758	55,360,264	Thailand Baht	July 2008	3,393

				$(24,157)

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus Emerging Markets Growth Fund — (Continued)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2008

$4,521,600	2,270,070	British Pound Sterling	July 2008	$(6,922)
7,472,574	58,265,530	Hong Kong Dollar	July 2008	(2,799)
1,038,277	44,671,882	Indian Rupee	July 2008	(723)
2,630,611	27,129,754	Mexican Peso	July 2008	558
1,657,050	12,974,705	South African Rand	July 2008	(18,073)
1,028,505	1,075,867,512	South Korean Won	July 2008	(2,257)

				$(30,216)

		Net unrealized depreciation		$(54,373)

Driehaus International Equity Yield Fund
Transaction Hedges:
Foreign Currency Purchased:
				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2008

$180,716	90,729	British Pound Sterling	July 2008	$(242)
354,949	361,941	Canadian Dollar	July 2008	(17)
175,612	111,538	Euro	July 2008	(206)
109,679	558,619	Norwegian Krone	July 2008	(60)

				$(525)

Foreign Currency Sold:
				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2008

$196,949	200,829	Canadian Dollar	July 2008	$9
343,963	218,464	Euro	July 2008	403

				$412

		Net unrealized depreciation		$(113)

Driehaus International Small Cap Growth Fund
Transaction Hedges:

Foreign Currency Purchased:
				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2008

$481,598	502,370	Australian Dollar	July 2008	$(119)
257,851	413,361	Brazilian Real	July 2008	(64)
3,376,635	1,695,240	British Pound Sterling	July 2008	540
2,416,736	2,464,346	Canadian Dollar	July 2008	(19,914)
43,351	220,797	Norwegian Krone	July 2008	(24)
1,792,681	10,796,332	Swedish Krona	July 2008	(4,207)

				$(23,788)

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus International Small Cap Growth Fund — (Continued)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2008

$1,359,273	1,417,899	Australian Dollar	July 2008	$1,475
259,901	130,483	British Pound Sterling	July 2008	(657)
570,647	581,889	Canadian Dollar	July 2008	28
3,488,684	2,215,803	Euro	July 2008	339
80,667	831,923	Mexican Peso	July 2008	(3)
1,692,263	8,619,032	Norwegian Krone	July 2008	10,585
47,636	64,812	Singapore Dollar	July 2008	12
1,015,480	1,062,242,410	South Korean Won	July 2008	2,515
878,910	29,386,357	Thailand Baht	July 2008	(657)

				$13,637

		Net unrealized depreciation		$(10,151)

Driehaus Global Growth Fund
Transaction Hedges:

Foreign Currency Purchased:
				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2008

$46,725	23,458	British Pound Sterling	July 2008	$118
133,230	135,855	Canadian Dollar	July 2008	(1,023)
129,976	615,642	Danish Krone	July 2008	102
104,913	66,635	Euro	July 2008	84
78,941	8,382,355	Japanese Yen	July 2008	93

		Net unrealized depreciation		$(626)

D.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended June 30, 2008, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$657,589,996	$612,662,512
Driehaus Emerging Markets Growth Fund	1,103,837,992	1,284,492,562
Driehaus International Equity Yield Fund	57,554,249	53,444,802
Driehaus International Small Cap Growth Fund	234,944,704	175,755,289
Driehaus Global Growth Fund*	11,158,436	798,056

*	Driehaus Global Growth Fund commenced operations on May 1, 2008.

E.	RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2008, the Funds held no restricted securities.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

F.	LINE OF CREDIT

The Funds have a $25 million committed line of credit. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. The Funds agreed to pay commitment fees computed at a rate of 0.125% per annum on the average daily amount of the available committed line through May 13, 2008. Effective May 14, 2008, the rate per annum was increased to 0.150%. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of borrowings plus 1%. At June 30, 2008, the Funds had no outstanding borrowings under the line of credit.

G.	OFF BALANCE SHEET RISKS

The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.	REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. This redemption fee became effective for shares purchased after July 31, 2000. The redemption fees are recorded in paid-in capital.

I.	SUBSEQUENT EVENT

On September 10, 2008, a Special Meeting of Shareholders of the Driehaus International Equity Yield Fund (“DIEY”) will be held to approve an Agreement and Plan of Reorganization providing for the transfer of all the assets and all of the liabilities of DIEY to the Driehaus International Discovery Fund solely in exchange for shares of the Driehaus International Discovery Fund. The shares received will be distributed to the shareholders on September 22, 2008 in complete liquidation of DIEY and DIEY will be terminated as soon as practicable thereafter.

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months (or since inception period) ended June 30, 2008.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000	$950.20	$7.71

Hypothetical (5% return before expenses)	$1,000	$1,016.96	$7.97

Driehaus Emerging Markets Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000	$859.60	$8.05

Hypothetical (5% return before expenses)	$1,000	$1,016.21	$8.72

Fund Expense Examples — (Continued)

Driehaus International Equity Yield Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000	$951.20	$8.49

Hypothetical (5% return before expenses)	$1,000	$1,016.16	$8.77

Driehaus International Small Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000	$902.20	$8.61

Hypothetical (5% return before expenses)	$1,000	$1,015.81	$9.12

Driehaus Global Growth Fund

			Expenses Paid During
			the Period
	Beginning Account Value	Ending Account Value	May 1, 2008 through
	May 1, 2008	June 30, 2008	June 30, 2008**

Actual	$1,000	$950.00	$3.25

Hypothetical (5% return before expenses)	$1,000	$1,005.00	$3.34

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the half-year period.

**	Expenses are equal to the Driehaus Global Growth Fund’s annualized expense ratio for the period May 1, 2008 (commencement of operations) through June 30, 2008 in the table below multiplied by the average account value over the period, multiplied by the number of days in the period (61), then divided by 366 to reflect the period since commencement of operations.

Driehaus International Discovery Fund	1.59%
Driehaus Emerging Markets Growth Fund	1.74%
Driehaus International Equity Yield Fund	1.75%
Driehaus International Small Cap Growth Fund	1.82%
Driehaus Global Growth Fund	2.00%

Board Considerations in Connection with the Approval of the Investment Advisory
Agreement for Driehaus Global Growth Fund

The Board of Trustees of the Driehaus Mutual Funds (the “Trust”) approved the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for Driehaus Global Growth Fund (the “New Fund”) on February 25, 2008. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel. After their review of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board. In connection with the contract review process, the Board considered the factors discussed below, among others.

Nature, Quality and Extent of Services.  The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser. The Board also considered the Trust’s compliance with legal and regulatory requirements, as well as the Adviser’s handling of portfolio brokerage, including the Adviser’s process for evaluating best execution, for other funds of the Trust.

On the basis of this evaluation and the Board’s experience with the Adviser in managing other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are expected to be satisfactory.

Fees.  The Board considered the New Fund’s proposed advisory fee, operating expenses and estimated total expense ratio, and compared them to fees and expenses of peer groups based on data compiled from Lipper Inc. as of December 31, 2007. The information provided to the Board showed that the New Fund’s advisory fee rate ranked high as compared to its total peer group; however, the Board also considered that the Adviser will reimburse the New Fund for expenses in excess of 2.00% of net assets for the first three years of operations. The Board also considered the fact that the Adviser has agreed to absorb the organizational costs of the New Fund. In addition, the Board considered the New Fund’s proposed advisory fee rate as compared to fees charged by the Adviser to other series of the Trust and noted that the Adviser does not currently have any other advisory clients following the same investment objective and policies as the New Fund. The Board also considered the estimated expense ratio of the New Fund after reaching the first year projected asset level and the competitiveness of the ratio to the New Fund’s peer group.

On the basis of the information provided, the Board concluded that the proposed advisory fee was reasonable and appropriate in light of the quality of services to be provided by the Adviser.

Profitability.  The Board considered certain financial information for the Adviser and investments made by the Adviser to build its investment, regulatory and compliance teams. The Board considered the undertaking by the Adviser to assume Fund organizational expenses as well as to reimburse Fund expenses exceeding a 2.00% cap for a three-year period, in determining that any anticipated profits would not be unreasonable.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of the New Fund and whether the New Fund will benefit from any economies of scale. The Board accepted the Adviser’s conclusion that the Adviser will not experience any economies of scale in connection with its services to the New Fund in its first few years of operations.

Other Benefits to the Adviser and its Affiliates.  The Board also considered the character and amount of other incidental benefits to be received by the Adviser and its affiliates, including benefits to the Adviser related to soft dollar allocations and execution of portfolio trades by the Adviser’s affiliated broker-dealer. The Board concluded that the proposed advisory fee was reasonable in light of the anticipated fall-out benefits.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for the New Fund were fair and reasonable and that the approval of the Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date	September 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date	September 5, 2008

By (Signature and Title)*	/s/ Michelle L. Cahoon Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	September 5, 2008

*	Print the name and title of each signing officer under his or her signature.